Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements

B.1. PRINCIPAL CHANGES IN SCOPE OF CONSOLIDATION IN THE PERIOD AND AMENDMENTS TO PRINCIPAL AGREEMENTS

B.1.1. Principal changes in scope of consolidation
Acquisition of Amunix Pharmaceuticals, Inc.
On February 8, 2022, Sanofi acquired the entire share capital of the immuno-oncology company Amunix Pharmaceuticals, Inc. (Amunix), thereby gaining access to Amunix’s innovative ProXTENTM technology and a promising pipeline of immunotherapies.
The acquisition price of Amunix comprises a fixed payment of €970 million, plus contingent consideration in the form of milestone payments based on attainment of certain future development objectives of up to $225 million, the fair value of which as of the acquisition date was €156 million. In accordance with IFRS 3, this contingent purchase consideration was recognized in Liabilities related to business combinations and non-controlling interests (see Note B.11.).
The provisional purchase price allocation led to the recognition of €612 million of goodwill, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Deferred taxes, net	(84)
Net assets of Amunix	514
Goodwill	612
Purchase price	1,126
“Other intangible assets” comprise ProXTENTM, an innovative universal protease-releasable masking technology platform for the discovery and development of transformative cytokine therapies and T-cell engager (TCE) immunotherapies for patients with cancer.
Goodwill mainly represents the value of Amunix’s upstream research and development pipeline of immuno-oncology therapies based on next-generation conditionally activated biologics, especially when combined with Sanofi’s existing oncology portfolio.
The goodwill generated on this acquisition does not give rise to any deduction for income tax purposes.
Amunix has no commercial operations, and has made a negative contribution of €66 million to Sanofi’s consolidated net income since the acquisition date.
Acquisition-related costs were recognized in profit or loss during 2021, primarily within the line item Other operating expenses; the amount involved was immaterial.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a cash outflow of €852 million.

EUROAPI - Loss of control and accounting implications
On March 17, 2022, the Sanofi Board of Directors approved a decision to put to a shareholder vote the proposed distribution in kind of approximately 58% of the share capital of EUROAPI, thereby confirming Sanofi’s commitment (announced in February 2020) to discontinue its active pharmaceutical ingredient operations. As part of the same corporate action and on the same date, Sanofi entered into an investment agreement with EPIC BPIFrance, which undertook to acquire from Sanofi - via the French Tech Souveraineté fund - a 12% equity interest in EUROAPI at a price not exceeding €150 million and to be determined on the basis of the volume weighted average price (VWAP) of EUROAPI shares on the Euronext Paris regulated market over the thirty-day period starting from the date of initial listing, i.e. May 6, 2022. On completion of those transactions, Sanofi holds an equity interest of 30.1% in EUROAPI, which it has undertaken to retain for at least two years from the date of the distribution, subject to the customary exceptions. With effect from that date, Sanofi exercises significant influence over EUROAPI as a result of (i) its equity interest, and (ii) having one representative on the EUROAPI Board of Directors.
On May 3, 2022, the General Meeting of Sanofi shareholders approved the decision of the Board of Directors to distribute approximately 58% of the share capital of EUROAPI in the form of an exceptional dividend in kind.
On May 10, 2022, the payment date of the dividend in kind in the days following the admission to listing of EUROAPI shares, those Sanofi shareholders who had retained their Sanofi shares received 1 EUROAPI share per 23 Sanofi shares, representing in total 57.88% of the share capital of EUROAPI. As of that date, Sanofi lost control over the EUROAPI entities, based on an assessment of the criteria specified in IFRS 10 (“Consolidated financial statements”). The assets and liabilities of EUROAPI, which since March 17, 2022 had been presented as assets and liabilities held for sale within the Sanofi statement of financial position in accordance with IFRS 5 (“Non-Current Assets Held for Sale”), were deconsolidated. In addition, because EUROAPI operations do not constitute a discontinued operation under IFRS 5, the contribution from EUROAPI has not been presented within separate line items in the income statement and statement of cash flows or in information for prior comparative periods. The contribution of EUROAPI operations to the consolidated net sales of Sanofi in the year ended December 31, 2021 was €486 million.
The principal consequences of the deconsolidation of EUROAPI are described below:
–the derecognition of the carrying amount of all the assets and liabilities of EUROAPI, representing a net amount of €1,227 million as of May 10, 2022. This includes goodwill of €164 million, determined in accordance with IAS 36 (“Impairment of Assets”), which was historically allocated to the Pharmaceuticals cash generating unit (CGU), and which for the purposes of the deconsolidation was allocated using an alternative method based on the relative values of goodwill as of the date of consolidation (the “notional goodwill method”). That method was considered more appropriate to the capital-intensive nature of EUROAPI operations than the method based on the relative values of EUROAPI operations and the retained portion of the CGU;
–a reduction in Equity attributable to equity holders of Sanofi reflecting the distribution in kind, measured at €793 million based on the weighted average price of €14.58 per share as of the date of delivery of the EUROAPI shares to Sanofi shareholders and corresponding to the fair value of the distribution in accordance with IFRIC 17 (“Distribution of Non-Cash Assets to Owners”);
–a cash inflow of €150 million from the divestment of 12% of the share capital of EUROAPI to EPIC BPIFrance as of the settlement date of the shares, i.e. June 17, 2022;
–the recognition in the statement of financial position, within the line item Investments accounted for using the equity method, of the retained 30.1% equity interest in EUROAPI at an amount of €413 million, determined on the basis of the weighted average price of €14.58 per share and representing the fair value of the equity interest in accordance with IFRS 10;
–the reclassification within the net gain on deconsolidation of unrealized foreign exchange losses amounting to €35 million arising on EUROAPI subsidiaries, in accordance with IAS 21 (“The Effects of Changes in Foreign Exchange Rates”);
–the recognition of transaction-related costs and of the effects of undertakings made under agreements entered into with EUROAPI setting out the principles and terms of the legal reorganization carried out ahead of the date of deconsolidation. The principal undertakings made to EUROAPI relate to compensation for:
–environmental remediation obligations on non-operational chemical sites in France transferred to EUROAPI, amounting to €16.7 million; and
–regulatory compliance costs relating to certain state-of-the-art active pharmaceutical ingredients of EUROAPI, capped at €15.0 million.
These elements collectively resulted in a pre-tax gain on deconsolidation of €10 million, presented within the line item Other gains and losses, and litigation in the income statement. The tax effect of the deconsolidation was a net gain of €102 million, presented within the line item Income tax expense in the income statement.
The cash impact of the deconsolidation of EUROAPI, presented within the line item Disposals of consolidated undertakings and investments accounted for using the equity method in the statement of cash flows, was a net cash inflow of €101 million.
Sanofi has entered into an agreement with EUROAPI for the manufacture and supply of active pharmaceutical ingredients, intermediates and other substances, which took effect on October 1, 2021 and expires five years after the loss of control. Under the terms of the agreement, Sanofi committed to target annual net sales of approximately €300 million for a list of specified active ingredients until the agreement expires in 2026. As of June 30, 2022, that commitment amounted to €1.2 billion.
With effect from the date of deconsolidation, the 30.1% equity interest in EUROAPI is accounted for using the equity method in accordance with IAS 28 (“Investments in Associates and Joint Ventures”), and the share of EUROAPI profits or losses arising from application of the equity method is excluded from “Business net income”, the non-GAAP financial indicator used internally by Sanofi to measure the performance of its operating segments.

B.1.2. Amendments to principal agreements
Immuno-oncology (IO) collaboration agreements with Regeneron Pharmaceuticals Inc. (Regeneron)
In June 2022, Sanofi and Regeneron restructured their IO License and Collaboration Agreement (IO LCA), as signed in 2015 and amended in January 2018 and subsequently in September 2021. Under the terms of the Amended and Restated IO LCA, Regeneron holds exclusive worldwide licensing rights to Libtayo® with effect from July 1, 2022, clearance for the transaction having been obtained from the antitrust authorities on June 23, 2022.
In July 2022, Sanofi received an upfront payment of $900 million. In addition, Sanofi will receive a royalty of 11% on worldwide net sales of Libtayo®. The royalty income will be recognized in line with the pattern of sales of Libtayo®. Both the above items will be recognized within the income statement line item Other operating income with effect from July 1, 2022, the effective date of the agreement.
Sanofi will also be entitled to a regulatory milestone payment of $100 million, and to further sales-related milestone payments that could potentially reach $100 million over the next two years.
The Libtayo® intangible assets will be derecognized from the Sanofi balance sheet. As of June 30, 2022, those assets are presented within the line item Assets held for sale or exchange at a carrying amount of €226 million.
As part of the same transaction, a time-limited transitional services agreement was signed which includes manufacturing, distribution (for which Sanofi acts as agent), and promotion.
Collaboration agreements on human therapeutic antibodies with Regeneron Pharmaceuticals Inc. (Regeneron)
In June 2022, Sanofi signed an amendment to the antibody license and collaboration agreement with Regeneron which is effective July 1, 2022 (with retroactivity from April 1, 2022), whereby Sanofi is entitled to an additional portion of Regeneron’s profit-share (cap increased from 10% to 20% of Regeneron’s share of quarterly profits) until Regeneron has paid 50% of the cumulative development costs incurred by the parties in accordance with the antibody license and collaboration agreement. The accounting treatment of this profit share remains unchanged.